Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Website development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Shorter of estimated useful life or remaining lease term
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years